SHORT - TERM DEBT AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2021
SHORT-TERM DEBT AND LONG-TERM DEBT
SHORT-TERM DEBT AND LONG-TERM DEBT

7.         SHORT -TERM DEBT AND LONG-TERM DEBT

Short-term debt

		As of December 31,
	Note	2020	2021
East West Bank	(i)	$11,400	$—
Silicon Valley Bank	(ii)	—	1,585
Total		$11,400	$1,585
(i)	In September 2019, the Company borrowed $7,000 from East West Bank with an annual interest rate equal to LIBOR rate plus 1.2% due April 2020. In April 2020 the maturity date of the loan was extended to July 2020 and in June 2020 the maturity date of the loan was extended to September 2020. With the 2020 extension the amount of borrowing increased to $11,000 with an annual interest rate equal to LIBOR rate plus 1.7%. In September 2020, the maturity date was extended to September 2021 and maximum principal amount increased to $18,000. The loan was secured by the Company’s restricted cash as of December 31, 2020. For the loan from East West Bank, the Company breached certain non-financial related covenants and the bank did not request immediate repayment of the loan. The Company repaid the loan in January 2021.
(ii)	In April 2020, the Company entered into a long-term Paycheck Protection Program (PPP) loan agreement with Silicon Valley Bank for $1,585. The loan bears an annual interest rate of 1.0% and has a loan period of 24 months.

Long-term debt

		As of December 31,
	Note	2020	2021
Silicon Valley Bank		$1,585	$—
Total		$1,585	$—